RELATED PARTY TRANSACTIONS (Details Narrative)												3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 06, 2024 USD ($) shares	May 09, 2024 USD ($) shares	Mar. 20, 2024 USD ($) $ / shares shares	Aug. 31, 2023 USD ($)	Aug. 31, 2023 SGD ($)	Jul. 28, 2022 USD ($) $ / shares	Jul. 28, 2022 SGD ($)	Mar. 21, 2022 USD ($)	Mar. 21, 2022 SGD ($)	Nov. 08, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Feb. 20, 2024 USD ($)	Feb. 20, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 SGD ($)	Oct. 26, 2023 USD ($)	Oct. 26, 2023 SGD ($)	Aug. 31, 2023 SGD ($)	Jul. 06, 2023 USD ($)	Jun. 07, 2023 USD ($)	Jun. 05, 2023 USD ($)	Aug. 04, 2022 USD ($)	Aug. 04, 2022 SGD ($)	Mar. 21, 2022 SGD ($)	Jun. 10, 2021 USD ($)	Jun. 10, 2021 SGD ($)
Paid in cash	$ 821,353								$ 183,311			$ 821,353		$ 821,353		$ 878,803	$ 585,654		$ 1,172,581														$ 243,567
Warrants exercise price | $ / shares	$ 0.01											$ 0.01		$ 0.01			$ 0.01
Revenue												$ 334,882	$ 195,198	$ 620,992	$ 395,760	830,519		$ 1,202,890
Other income												$ 90,387	574,438	168,400	1,574,404	187,282		146,711
Payments of sock issuance costs																			289,195
Repayments of related party debt																	33,475		211,153
Due to related parties																		35,717
Sponsor fees																	10,000
General and administrative charge														$ 0	60,000		120,000		100,000
Share price | $ / shares	$ 10.00											$ 10.00		$ 10.00
Working capital loans																	0		0
Extension loan																	$ 205,305											$ 69,158		$ 68,928
Due from related party	$ 107,034											$ 107,034		$ 107,034		41,203
Sponser [Member]
Extension loan																													$ 205,305	$ 205,305
Maximum [Member]
Share price | $ / shares																	$ 10.00
Common Class A [Member]
Sale of stock price per share | $ / shares											$ 12.00						$ 11.50
Food and Beverage [Member]
Revenue												334,882	195,192	620,992	382,968	817,761		449,240
Related Party [Member]
Accounts receivable, net	10,502											10,502		10,502		7,405		560
Other income												1,603	1,667	3,257	3,390	6,756		3,780
Due from related party																			13,000
Related Party [Member] | Food and Beverage [Member]
Revenue												1,974	$ 1,475	3,313	2,780	7,444		3,287
Sponsor [Member]
Payments of sock issuance costs																			75,000
Repayments of related party debt																	33,475		211,153
Due to related parties																	0		0
Due from related party																			13,000
Sponsor [Member] | Working Capital Loan [Member]
Repayments of related party debt																	$ 1,500,000
Share price | $ / shares																	$ 10.00
Sponsor [Member] | Maximum [Member] | Working Capital Loan [Member]
Repayments of related party debt														1,500,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Promissory note																	$ 0		$ 0
Sponsor [Member] | Unsecured Promissory Note [Member] | Maximum [Member]
Aggregate principal amount											$ 300,000
Sponsor [Member] | Common Class B [Member]
Number of shares issued, sale of transactions | shares											2,156,250
Sale of stock, value											$ 25,000
Common stock shares subject to forfeiture | shares											281,250
Percentage of issued and outstanding shares											20.00%
Ketomei [Member]
Debt conversion original debt amount							$ 60,000	$ 43,254
Debt interest rate					3.50%		0.00%													55.65%	55.65%						3.50%
Due from related party																0		198,125
Ketomei [Member] | Convertible Debt [Member]
Loan paid	21,134											21,134		21,134
Convertible loan amount	15,865				$ 36,634							15,865		15,865		31,110						$ 41,068	$ 37,876	$ 50,000			$ 50,000
Convertible loan amount					214,903																						293,310
Expenses paid					48,862	$ 66,690
Hapi Cafe Inc [Member]
Debt interest rate																									3.50%	3.50%					8.00%	8.00%
Debt interest rate							8.00%	8.00%
Hapi Cafe Inc [Member] | Convertible Debt [Member]
Convertible loan amount	37,000				$ 263,766							37,000		37,000		$ 6,766						$ 8,932			$ 37,876	$ 50,000	$ 360,000				$ 260,600	$ 360,000
Conversion price | $ / shares							$ 0.022
Sharing Services Global Corp [Member]
Convertible notes interest payable	8,589											$ 8,589		8,589
Convertible note		$ 250,000	$ 250,000	$ 250,000
Convertible shares | shares		125,000,000	125,000,000	208,333,333
Warrants exercisable shares | shares				208,333,333
Warrants exercise price | $ / shares				$ 0.0012
Aggregate purchase price				$ 250,000
Aggregate purchase price		$ 250,000	$ 250,000
Convertible note interest percentage		8.00%	8.00%
Commitment fee percentage		8.00%	8.00%
Aggregate principal amount		$ 20,000	$ 20,000
Commitment fee	$ 40,000
Ketomei Pte. Ltd [Member]
Amount lent									$ 258,186																								$ 350,000	$ 75,525	$ 100,000
Ownership percentage									28.00%											38.41%	38.41%												28.00%
Loan paid									$ 75,525																								$ 100,000
Accrued interest									$ 6,022	$ 6,433
Ketomei [Member]
Amount lent																				$ 312,064
Ketomei [Member] | Convertible Debt [Member]
Convertible loan amount																				312,064	$ 420,000
Convertible notes interest payable																				$ 312,064	$ 420,000
Convertible Note Receivable Related Party [Member]
Ownership percentage																100.00%						100.00%
Convertible note receivable														$ 42,328	$ 0	$ 368,299		$ 0